Consolidated Statements of Income ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 290,877	$ 42,306	¥ 274,829	¥ 274,197
Interconnection charges	(12,579)	(1,830)	(12,617)	(12,739)
Depreciation and amortization	(75,777)	(11,021)	(77,492)	(76,805)
Network, operation and support expenses	(55,077)	(8,011)	(54,507)	(51,167)
Employee benefit expenses	(48,143)	(7,002)	(42,471)	(36,907)
Costs of telecommunications products sold	(27,604)	(4,015)	(26,643)	(39,301)
Other operating expenses	(62,561)	(9,099)	(57,166)	(54,585)
Finance costs	(1,625)	(236)	(5,734)	(5,017)
Interest income	1,712	249	1,647	1,160
Share of net profit of associates	2,477	360	893	204
Share of net profit of joint ventures	598	87	574	153
Other income - net	783	115	1,280	1,591
Income before taxation	13,081	1,903	2,593	784
Income tax expenses	(2,824)	(411)	(743)	(154)
Net income for the year	10,257	1,492	1,850	630
Attributable to:
Equity shareholders of the Company	10,197	1,483	1,828	625
Non-controlling interests	¥ 60	$ 9	¥ 22	¥ 5
Earnings per share for income attributable to equity shareholders of the Company during the year:
Basic earnings per share | (per share)	¥ 0.33	$ 0.05	¥ 0.07	¥ 0.03
Diluted earnings per share | (per share)	¥ 0.33	$ 0.05	¥ 0.07	¥ 0.03